Leases - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Income from subleasing right-of-use assets	€ 104	€ 100	€ 200	€ 0	€ 0
Office buildings [Member]
Statements [Line Items]
Additions to right-of-use assets			259	0
Car [Member]
Statements [Line Items]
Additions to right-of-use assets			144	672
Other [Member]
Statements [Line Items]
Additions to right-of-use assets			90	899
Software [Member]
Statements [Line Items]
Additions to right-of-use assets			€ 20,308	€ 0